Components of Income Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 300,172	$ 278,850	$ 202,716
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	201,221	184,643	143,889
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	11,466	15,436	6,966
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 87,485	$ 78,771	$ 51,861